Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000132088 | LG Uplus Corp.8658842
Holdings [Line Items]
Percent of Total Investments	3.90%
C000132088 | Anglo American Platinum, Ltd.8658924
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132088 | Impala Platinum Holdings, Ltd.8658927
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132088 | CK Hutchison Holdings, Ltd.8658749
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132088 | Golden Agri-Resources, Ltd.8658897
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132088 | Range Resources Corp.8658965
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132088 | K+S AG8658675
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132088 | Newmont Corp. CDI8658617
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132088 | Korea Electric Power Corp.8658828
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132088 | Baidu, Inc.8658730
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132088 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132088 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132088 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132088 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132088 | Russia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000132088 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132088 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000132088 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000132088 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000132088 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000132089 | LG Uplus Corp.8658842
Holdings [Line Items]
Percent of Total Investments	3.90%
C000132089 | Anglo American Platinum, Ltd.8658924
Holdings [Line Items]
Percent of Total Investments	3.20%
C000132089 | Impala Platinum Holdings, Ltd.8658927
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132089 | CK Hutchison Holdings, Ltd.8658749
Holdings [Line Items]
Percent of Total Investments	2.50%
C000132089 | Golden Agri-Resources, Ltd.8658897
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132089 | Range Resources Corp.8658965
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132089 | K+S AG8658675
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132089 | Newmont Corp. CDI8658617
Holdings [Line Items]
Percent of Total Investments	2.10%
C000132089 | Korea Electric Power Corp.8658828
Holdings [Line Items]
Percent of Total Investments	1.90%
C000132089 | Baidu, Inc.8658730
Holdings [Line Items]
Percent of Total Investments	1.80%
C000132089 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132089 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132089 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132089 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132089 | Russia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000132089 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132089 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000132089 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000132089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000132089 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000157593 | LG Uplus Corp.8658802
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157593 | Anglo American Platinum, Ltd.8658852
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157593 | Impala Platinum Holdings, Ltd.8658854
Holdings [Line Items]
Percent of Total Investments	3.50%
C000157593 | Newmont Corp. CDI8658667
Holdings [Line Items]
Percent of Total Investments	3.00%
C000157593 | Barrick Gold Corp.8658633
Holdings [Line Items]
Percent of Total Investments	2.90%
C000157593 | K+S AG8658693
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157593 | CK Hutchison Holdings, Ltd.8658747
Holdings [Line Items]
Percent of Total Investments	2.60%
C000157593 | Golden Agri-Resources, Ltd.8658832
Holdings [Line Items]
Percent of Total Investments	2.60%
C000157593 | NAC Kazatomprom JSC8658710
Holdings [Line Items]
Percent of Total Investments	2.00%
C000157593 | Baidu, Inc.8658728
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157593 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157593 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157593 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157593 | Russia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157593 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157593 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157593 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157593 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000157593 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157593 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000157593 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000157593 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157592 | LG Uplus Corp.8658802
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157592 | Anglo American Platinum, Ltd.8658852
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157592 | Impala Platinum Holdings, Ltd.8658854
Holdings [Line Items]
Percent of Total Investments	3.50%
C000157592 | Newmont Corp. CDI8658667
Holdings [Line Items]
Percent of Total Investments	3.00%
C000157592 | Barrick Gold Corp.8658633
Holdings [Line Items]
Percent of Total Investments	2.90%
C000157592 | K+S AG8658693
Holdings [Line Items]
Percent of Total Investments	2.70%
C000157592 | CK Hutchison Holdings, Ltd.8658747
Holdings [Line Items]
Percent of Total Investments	2.60%
C000157592 | Golden Agri-Resources, Ltd.8658832
Holdings [Line Items]
Percent of Total Investments	2.60%
C000157592 | NAC Kazatomprom JSC8658710
Holdings [Line Items]
Percent of Total Investments	2.00%
C000157592 | Baidu, Inc.8658728
Holdings [Line Items]
Percent of Total Investments	1.90%
C000157592 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157592 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157592 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157592 | Russia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157592 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157592 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157592 | China
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157592 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000157592 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157592 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000157592 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000157592 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%